EVENTS SINCE THE BALANCE SHEET DATE	12 Months Ended
Dec. 31, 2017
Disclosure of events after reporting period [text block] [Abstract]
Disclosure of events after reporting period [text block]

NOTE 53: EVENTS SINCE THE BALANCE SHEET DATE

The Group intends to implement a share buyback of up to £1 billion. This represents the return to shareholders of capital surplus to that required to provide capacity for growth, meet regulatory requirements and cover uncertainties. The share buyback programme will commence in March 2018 and is expected to be completed during the next 12 months.